Quarterly Holdings Report
for
Fidelity Healthy Future Fund
July 31, 2022
HWF-NPRT1-0922
1.9904960.100
Common Stocks - 98.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 17.0%
Automobiles - 3.7%
Tesla, Inc. (a)	79	70,425
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	20	31,284
Planet Fitness, Inc. (a)	381	30,027
Sweetgreen, Inc. Class A	436	6,850
		68,161
Multiline Retail - 1.0%
Dollar General Corp.	73	18,135
Specialty Retail - 6.2%
Academy Sports & Outdoors, Inc.	849	36,532
Dick's Sporting Goods, Inc.	305	28,545
Ulta Beauty, Inc. (a)	90	35,002
Warby Parker, Inc. (a)	1,397	17,309
		117,388
Textiles, Apparel & Luxury Goods - 2.5%
Crocs, Inc. (a)	244	17,480
NIKE, Inc. Class B	176	20,226
On Holding AG	428	9,318
		47,024
TOTAL CONSUMER DISCRETIONARY		321,133
CONSUMER STAPLES - 23.3%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	33	17,863
Food Products - 8.3%
Darling Ingredients, Inc. (a)	357	24,733
Freshpet, Inc. (a)	115	6,146
Nestle SA (Reg. S)	971	118,974
TreeHouse Foods, Inc. (a)	167	7,251
		157,104
Household Products - 11.0%
Church & Dwight Co., Inc.	477	41,962
Kimberly-Clark Corp.	241	31,761
Procter & Gamble Co.	965	134,048
		207,771
Personal Products - 3.1%
Estee Lauder Companies, Inc. Class A	56	15,294
L'Oreal SA	88	33,269
Olaplex Holdings, Inc.	603	10,372
		58,935
TOTAL CONSUMER STAPLES		441,673
FINANCIALS - 9.5%
Capital Markets - 1.3%
BlackRock, Inc. Class A	35	23,421
Consumer Finance - 0.9%
Discover Financial Services	172	17,372
Insurance - 7.3%
AIA Group Ltd.	8,645	86,853
Prudential PLC	3,462	42,702
Trupanion, Inc. (a)	146	9,202
		138,757
TOTAL FINANCIALS		179,550
HEALTH CARE - 33.2%
Biotechnology - 2.2%
Horizon Therapeutics PLC (a)	296	24,559
Regeneron Pharmaceuticals, Inc. (a)	29	16,869
		41,428
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	504	20,689
Envista Holdings Corp. (a)	667	27,114
IDEXX Laboratories, Inc. (a)	28	11,177
		58,980
Health Care Providers & Services - 13.8%
agilon health, Inc. (a)	1,749	43,777
Guardant Health, Inc. (a)	164	8,228
LifeStance Health Group, Inc. (a)	2,935	17,493
Oak Street Health, Inc. (a)	866	25,071
Surgery Partners, Inc. (a)	86	3,387
UnitedHealth Group, Inc.	303	164,330
		262,286
Life Sciences Tools & Services - 8.4%
Danaher Corp.	97	28,273
Lonza Group AG	71	43,150
Thermo Fisher Scientific, Inc.	146	87,368
		158,791
Pharmaceuticals - 5.7%
Dechra Pharmaceuticals PLC	430	19,291
Eli Lilly & Co.	57	18,792
Roche Holding AG (participation certificate)	76	25,232
UCB SA	255	19,886
Zoetis, Inc. Class A	131	23,914
		107,115
TOTAL HEALTH CARE		628,600
INDUSTRIALS - 2.1%
Electrical Equipment - 2.1%
Sensata Technologies, Inc. PLC	467	20,767
Sunrun, Inc. (a)	612	20,006
		40,773
INFORMATION TECHNOLOGY - 8.2%
Semiconductors & Semiconductor Equipment - 6.3%
Enphase Energy, Inc. (a)	121	34,386
NVIDIA Corp.	462	83,913
		118,299
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	179	29,089
Samsung Electronics Co. Ltd. GDR (Reg. S)	6	6,996
		36,085
TOTAL INFORMATION TECHNOLOGY		154,384
MATERIALS - 0.2%
Chemicals - 0.2%
Givaudan SA	1	3,483
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Welltower, Inc.	419	36,176
UTILITIES - 2.8%
Electric Utilities - 1.8%
NextEra Energy, Inc.	405	34,218
Water Utilities - 1.0%
American Water Works Co., Inc.	119	18,497
TOTAL UTILITIES		52,715
TOTAL COMMON STOCKS (Cost $1,756,692)		1,858,487

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (b) (Cost $38,789)	38,781	38,789

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,795,481)	1,897,276
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,588)
NET ASSETS - 100.0%	1,892,688

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	-	1,576,913	1,538,124	247	-	-	38,789	0.0%
Total	-	1,576,913	1,538,124	247	-	-	38,789

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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